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Russell Insurance Funds
909 A Street
Tacoma, Washington 98402



     December 21, 2001

     VIA ELECTRONIC TRANSMISSION
     ---------------------------


     Securities and Exchange Commission
     450 5th Street, N.W.
     Judiciary Plaza
     Washington, D.C. 20549

     Re: Russell Insurance Funds -- Post Effective Amendment No. 14 Under the 1933 Act and Amendment No. 18 Under the 1940 Act
           File No. 33-18030, 1933 Act; File No. 811-5371, 1940 Act

     Ladies and Gentlemen:

     I serve as Legal Counsel to Russell Insurance Funds (the "Registrant). I also serve as an officer of the Registrant.

     As Legal Counsel, I have reviewed the Registrant's Post-Effective Amendment No. 14 to its Registration Statement. I hereby certify that the form of prospectus, prospectus supplements and statement of additional information which would have been filed pursuant to Paragraph (c) of Rule 497 does not differ from that contained in the Post-Effective Amendment No. 14 and is therefore eligible for filing pursuant to Paragraph (j) of Rule 497. I further certify that the text of Post-Effective Amendment No. 14 was filed electronically with the Securities and Exchange Commission under Paragraph
     (b) of Rule 485 of the Securities Act of 1933 on December 20, 2001.

     Sincerely,

     /s/ Mary Beth Rhoden

     Mary Beth Rhoden
     Staff Counsel